SUMMARY OF ACCOUNTING POLICIES (Detail Textuals 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Real estate acquired through foreclosure	$ 3,980	$ 3,795
Carrying Value | Cheviot Financial Corp
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impaired Loans	5,700	5,700
Real estate acquired through foreclosure	4,000	3,800
Fair Value, Inputs, Level 2 | Cheviot Financial Corp
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Real estate acquired through foreclosure	3,300	3,100
Historic Value | Cheviot Financial Corp
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Real estate acquired through foreclosure	$ 721	$ 734